Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from insurance activities	$ 27	$ 23	$ 21
Revenues, before system fund and reimbursable revenues	2,468	2,312	2,164
System Fund revenues (note 31)	1,717	1,611	1,564
Reimbursable revenues (note 31)	1,004	1,000	896
Total revenue	5,189	4,923	4,624
Franchise and base management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,371	1,357	1,304
Incentive management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	190	178	168
Central revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	336	239	200
Revenue from fee business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,897	1,774	1,672
Revenue from owned & leased hotels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	544	515	471
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from insurance activities	0	0	0
Revenues, before system fund and reimbursable revenues	1,129	1,141	1,105
Americas | Franchise and base management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	943	958	936
Americas | Incentive management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20	21	21
Americas | Central revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Americas | Revenue from fee business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	963	979	957
Americas | Revenue from owned & leased hotels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	166	162	148
EMEAA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from insurance activities	0	0	0
Revenues, before system fund and reimbursable revenues	811	748	677
EMEAA | Franchise and base management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	299	277	253
EMEAA | Incentive management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	134	118	101
EMEAA | Central revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
EMEAA | Revenue from fee business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	433	395	354
EMEAA | Revenue from owned & leased hotels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	378	353	323
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from insurance activities	0	0	0
Revenues, before system fund and reimbursable revenues	165	161	161
Greater China | Franchise and base management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	129	122	115
Greater China | Incentive management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36	39	46
Greater China | Central revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Greater China | Revenue from fee business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	165	161	161
Greater China | Revenue from owned & leased hotels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Central
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from insurance activities	27	23	21
Revenues, before system fund and reimbursable revenues	363	262	221
Central | Franchise and base management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Central | Incentive management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Central | Central revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	336	239	200
Central | Revenue from fee business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	336	239	200
Central | Revenue from owned & leased hotels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0	$ 0	$ 0